Liquidity and Capital Resources	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Liquidity and Capital Resources
Liquidity and Capital Resources

2. Liquidity and Capital Resources

        As a result of substantial declines in oil, natural gas liquids and natural gas prices during the latter half of 2014 and continuing into 2015, we expect lower operating cash flows than previously experienced and if commodity prices continue to remain low, our liquidity will be impacted as current hedging contracts expire. During the three and six months ended June 30, 2015, the Company received cash payments on settled derivative contracts of $42.2 million and $94.8 million, respectively. The weighted average fixed price of the Company's derivatives for the second half of 2015 are lower than the weighted average fixed price for the first half of 2015, and the Company currently has no derivatives for any period subsequent to 2015. As such, the cash payments received during the first half of 2015 could significantly decrease in the second half of 2015, and such cash payments will not be received in 2016 and future periods due to the expiration of our hedging contracts.

        The interest payment obligations of the Company are substantial and the uncertainty associated with the Company's ability to meet commitments as they come due or to repay outstanding debt raises substantial doubt about the Company's ability to continue as a going concern. The Company received a going concern qualification from its independent registered public accounting firm for the year ended December 31, 2014, but obtained a waiver to the reserve based revolving credit facility ("the Credit Facility") waiving any default as a result of receiving such qualification. The accompanying financial statements do not include any adjustments that might result from the uncertainty associated with the Company's ability to meet obligations as they come due.

        As a result of the commodity price decline and the Company's substantial debt burden, the Company took steps to increase its liquidity and amended certain debt covenants. On April 21, 2015, the Company closed on the sale of certain of its oil and gas properties in Beauregard and Calcasieu Parishes, Louisiana (the "Dequincy Divestiture"), for approximately $44.0 million, before customary post-closing adjustments. The net proceeds from the Dequincy Divestiture were retained for general corporate purposes. On May 21, 2015, the Company sold $625.0 million of 10.0% Second Lien Senior Secured Notes due 2020 (the "Second Lien Notes") and utilized the proceeds to repay the outstanding balance of the Credit Facility of approximately $468.2 million, with the remainder to be utilized for general corporate purposes. Further, the Company exchanged approximately $504.121 million of 12.0% Third Lien Senior Secured Notes due 2020 (the "Third Lien Notes") for approximately $279.8 million of 10.75% Senior Unsecured Notes due 2020 (the "2020 Senior Notes") and $350.3 million of 9.25% Senior Unsecured Notes due 2021 (the "2021 Senior Notes" together with the 2020 Senior Notes, the "Unsecured Notes"), representing an exchange at 80.0% of the exchanged Unsecured Notes' par value. Additionally, on June 2, 2015, the Company exchanged approximately $20.0 million of Third Lien Notes for approximately $26.6 million of 2020 Senior Notes and $2.0 million of 2021 Senior Notes, representing an exchange at 70.0% of the exchanged Unsecured Notes' par value. The Company also entered into a Seventh Amendment to the Credit Facility ("Seventh Amendment") which provided that upon completion of the Second Lien Notes and Third Lien Notes exchange, the borrowing base of the Credit Facility would be reduced to $252.4 million. The Seventh Amendment also provided additional covenant flexibility. For further information regarding the Second Lien Notes, Third Lien Notes and updates to the Company's debt covenants, see "—Note 10. Long-Term Debt." The Dequincy Divestiture, the issuance of the Second Lien Notes and the exchange of the Third Lien Notes increased the Company's cash balance, increased the amount of borrowings available under the Credit Facility and as a result, increased the liquidity of the Company.

2. Liquidity and Capital Resources

        As of December 31, 2014, the Company had available cash of approximately $11 million and availability under the reserve based revolving credit facility (the "Credit Facility") of approximately $90 million. If there is a downward revision in estimates of proved reserves, the borrowing base for the revolving credit facility may be reduced, and as a result, available liquidity will be reduced. As of December 31, 2014, payments due on contractual obligations during the next twelve months are approximately $150 million. This includes approximately $130 million of interest payments on the senior notes and other operating expenses such as fixed drilling commitments and operating leases. The Company expects it will need to complete certain transactions, including management of debt capital structure and potential asset sales, to have sufficient liquidity to satisfy these obligations in the long-term.

Liquidity Sufficiency

        The liquidity outlook has changed since December 31, 2014 primarily as a result of the substantial decrease in oil and gas prices. This has resulted in lower operating cash flows than expected and if commodity prices remain low compared to recent historical prices, will result in future significantly lower levels of operating cash flows as current hedging contracts expire.

        As a result of the commodity price decline and the Company's substantial debt burden, the Company believes that forecasted cash and available credit capacity are not expected to be sufficient to meet commitments as they come due over the next twelve months and that the Company will not be able to remain in compliance with current debt covenants unless able to successfully increase liquidity. Additionally, the terms of the Credit Facility and the indentures governing the senior notes require that some or all of the proceeds from certain asset sales be used to permanently reduce outstanding debt which could substantially reduce the amount of proceeds retained, and the covenants in these debt instruments impose limitations on the amount and type of additional indebtedness the Company can incur, which may significantly reduce the ability to obtain liquidity through the incurrence of additional indebtedness. Furthermore, the ability to refinance any of the existing indebtedness on commercially reasonably terms may be materially and adversely impacted by the current conditions in the energy industry and the Company's financial condition.

        The Company is currently pursuing a number of actions including (i) actively managing the debt capital structure, (ii) selling additional assets, (iii) minimizing capital expenditures, (iv) obtaining waivers or amendments from lenders, (v) effectively managing working capital and (vi) improving cash flows from operations. There can be no assurance that sufficient liquidity can be raised from one or more of these actions or that these actions can be consummated within the period needed to meet certain obligations. The interest payment obligations are substantial, and the Company will be required to pay approximately $32 million in interest on the 2020 Senior Notes on each of April 1 and October 1 and approximately $32 million in interest on the 2021 Senior Notes on each of June 1 and December 1. The Company has obtained a waiver to the Credit Facility waiving any default as a result of delivering an auditors' opinion in connection with the 2014 financial statements that includes a going concern qualification. As the Company pursues the actions mentioned above to increase liquidity, it may need to negotiate additional waivers or amendments to the Credit Facility or indentures to facilitate those actions. There can be no assurance that the lenders or the holders of the senior notes will agree to any amendment or waiver on acceptable terms and if a default occurs, a failure to do so may provide the lenders the opportunity to accelerate the outstanding debt under these facilities and it would be classified as a current liability on the balance sheet.

        The uncertainty associated with the ability to meet commitments as they come due or to repay outstanding debt raises substantial doubt about the ability to continue as a going concern. The accompanying financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might result from the uncertainty associated with the ability to meet obligations as they come due.

Financial Ratio Covenants

        As of December 31, 2014, the ratio of net consolidated indebtedness to EBITDA was 3.7:1.0 and the ratio of current assets to current liabilities was 1.1:1.0. If liquidity concerns are not addressed in the near-term, the Company may breach the leverage covenant of our Credit Facility, in the third quarter of 2015 which currently requires a maximum ratio of net consolidated indebtedness to EBITDA of 4.0:1.0 beginning with the quarter ended March 31, 2015. As of December 31, 2014, the Company was in compliance with the financial ratio covenants included in the Credit Facility.

Borrowing Base Redetermination

        If oil, NGL, natural gas prices remain weak or deteriorate, the borrowing base under the Credit Facility may be reduced. Any reduction in the borrowing base will reduce our available liquidity, and, if the reduction results in the outstanding amount under the facility exceeding the borrowing base, the Company will be required to repay the deficiency within 30 days or in six monthly installments thereafter, at the Company's election. The Company may not have the financial resources to make any mandatory deficiency principal repayments, which could result in an event of default under the Credit Facility.

Cross Default Provisions

        The debt facilities contain significant cross default and/or cross acceleration provisions where a default under the Credit Facility or one of the indentures could enable the lenders of the other debt to also declare events of default and accelerate repayment of the obligations under those debt instruments. In general, these cross default/cross acceleration provisions are as follows:

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  The Credit Facility allows the lenders to declare an event of default if there is an event of default on other indebtedness and that default: (i) is the result of the failure to make any payment when due in respect of other indebtedness having an aggregate principal amount of at least 5% of the then effective borrowing base and such failure continues after the applicable grace or notice period; or (ii) is the result of a failure to perform any condition, covenant or other event and such failure permits the holders of such other indebtedness to cause the acceleration of such other indebtedness.

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  The indentures governing the senior notes allow the lenders to declare an event of default if there is an event of default on other indebtedness and that default: (i) is caused by a failure to make any payment of principal prior to the expiration of the grace period following the final maturity date of such indebtedness; or (ii) results in the acceleration of such indebtedness prior to its stated maturity, and, in each case, the principal amount of any such indebtedness, together with the principal amount of any other indebtedness with respect to which an event described herein has occurred, aggregates $50.0 million or more.

Recent Amendments and Waivers

        In March 2015, the Company received a waiver related to the requirement that an unqualified auditors' opinion without an explanatory paragraph in relation to going concern accompany the 2014 financial statements.